Acquisition Pro Forma Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 12,643.0
Income from Continuing Operations	1,280.6
Net Income	$ 1,200.0
Earnings per Share from Continuing Operations:
Basic (in dollars per share)	$ 3.52
Diluted (in dollars per share)	$ 3.49
Earnings per Share:
Basic (in dollars per share)	$ 3.3
Diluted (in dollars per share)	$ 3.27